Stock Compensation Expense	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Stock Compensation Expense [Abstract]
STOCK COMPENSATION EXPENSE

8.      STOCK COMPENSATION EXPENSE

2022 Omnibus Incentive Plan

On October 24, 2021, the stockholders of the Company approved the 2022 Omnibus Incentive Plan (the “OIP”), which became effective as of the Closing Date of the Business Combination. The OIP allows grants of incentive stock options, non-statutory stock options, stock appreciation rights, restricted stock, restricted stock units, stock bonuses, other stock-based awards, cash awards, and substitute awards (the “OIP Awards”) to selected officers, employees, partners, non-employee directors, independent contractors, and consultants. The Company has 12,358,689 shares of the Company’s common stock reserved for issuance pursuant to awards that may be granted under the OIP. As of June 30, 2023, 592,210 shares of the Company’s common stock are subject to restricted stock awards.

2022 Employee Stock Purchase Plan

On October 24, 2021, the stockholders of the Company approved the 2022 Employee Stock Purchase Plan (the “ESPP”), which became effective as of the Closing Date of the Business Combination. An aggregate of 1,791,416 shares of the Company’s common stock has been reserved for issuance or transfer pursuant to rights granted under the ESPP (“Aggregate Number”). The Aggregate Number represents 2% of the aggregate number of shares of the Company’s fully diluted shares outstanding immediately after the Closing and is subject to increase each year over a ten-year period. The maximum aggregate number of shares of common stock available for issuance under ESPP shall not exceed 75,000,000 shares. The ESPP will be implemented through a series of offerings of purchase rights to eligible employees. Each eligible employee may authorize payroll deductions at a minimum of 1% up to a maximum of 15% on a pro rata basis for each pay period during an offering. Under the ESPP, the Company’s Board may designate the period of each offering, but no offering shall exceed 27 months in duration. Unless otherwise determined, the offering shall be for a purchase period of 6 months, beginning on the offering date and ending on the exercise date. The purchase price for each share shall be 85% of the fair market value of the Company’s common stock on the offering date or the exercise date, whichever is less. As of June 30, 2023, no awards have been granted under this plan.

Amended and Restated 2019 Equity Incentive Plan

The Company maintained an equity incentive plan established in October 2019, the Amended 2019 Equity Incentive Plan (the “Legacy FaZe Plan”). The Legacy FaZe Plan allowed grants of incentive stock options, non-statutory stock options, stock appreciation rights, restricted stock and restricted stock units, generally to directors, employees, consultants and service providers. In July 2021, the Company’s Board amended the Legacy FaZe Plan and increased the maximum aggregate number of shares authorized to be issued to 10,500,000 shares of Legacy FaZe common stock, which is equivalent to 21,371,301 shares of the Company’s common stock calculated using the Equity Value Exchange Ratio. As of June 30, 2023, 16,638,024 shares of the Company’s common stock are issuable upon the vesting and exercise of stock options originally granted under the Legacy FaZe Plan, and 174,710 shares of the Company’s common stock are subject to restricted stock awards originally granted under the Legacy FaZe Plan. Following the Closing of the Business Combination, no further awards may be awarded under the Legacy FaZe Plan, and any outstanding awards granted under the plan will remain subject to the terms of the Legacy FaZe Plan and the applicable award agreement.

The following table contains information about the Company’s equity compensation plans as of June 30, 2023:

	Shares Reserved for Issuance	Awards Outstanding	Shares Available for Grant
2022 Omnibus Incentive Plan	12,358,689	3,876,658	8,482,031
2022 Employee Stock Purchase Plan	75,000,000	—	75,000,000
Amended 2019 Equity Incentive Plan	23,380,173	21,371,301	2,008,872

Stock Compensation Expense

Stock-based compensation expense for the periods presented was comprised of the following, which were included in general and administrative expenses within the Consolidated Statements of Operations:

	(In thousands)		(In thousands)
	For the three months ended June 30,		For the six months ended June 30,
	2023	2022	2023	2022
Stock options	$6	$62	$12	$118
Restricted stock awards	5,957	1,447	8,625	2,541
Total stock-based compensation expense	$5,963	$1,509	$8,637	$2,659

Options

The following is an analysis of the stock option grant activity during the six months ended June 30, 2023:

Vested and Nonvested Stock Options	Number	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding December 31, 2022	18,863,654	$0.38	4.13
Granted	—	—	—
Exercised	(2,150,847)	0.38	—
Expired or forfeited	—	—	—
Outstanding June 30, 2023	16,712,807	$0.38	3.63
Nonvested Stock Options	Number	Weighted- Average Exercise Price
Nonvested on December 31, 2022	670,008	$0.38
Granted	—	—
Vested	(165,225)	0.38
Forfeited	—	—
Nonvested on June 30, 2023	504,783	$0.38

The Company recognized stock-based compensation expense related to options granted and vesting expense of $6 thousand during the three months ended June 30, 2023, which is included in general and administrative expenses. The Company recognized stock-based compensation expense related to options issued and vesting of $62 thousand during the three months ended June 30, 2022, which is included in general and administrative expenses.

The Company recognized stock-based compensation expense related to options granted and vesting expense of $12 thousand during the six months ended June 30, 2023, which is included in general and administrative expenses. The Company recognized stock-based compensation expense related to options issued and vesting of $118 thousand during the six months ended June 30, 2022, which is included in general and administrative expenses.

During the three months ended June 30, 2023 and 2022, the Company granted a total of 0 and 0 options, respectively. During the six months ended June 30, 2023 and 2022, the Company granted a total of 0 and 0 options, respectively.

Warrants

The following is an analysis of the warrant grant activity during the six months ended June 30, 2023:

Vested and Nonvested Stock Warrants	Number	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding December 31, 2022	5,923,333	$11.50	4.55
Granted	—	—	—
Exercised	—	—	—
Expired or forfeited	—	—	—
Outstanding June 30, 2023	5,923,333	$11.50	4.05

During the three months ended June 30, 2023 and 2022, the Company granted a total of 0 and 0 warrants, respectively. During the six months ended June 30, 2023 and 2022, the Company granted a total of 0 and 0 warrants, respectively. As of June 30, 2023 there are no Nonvested Stock Warrants outstanding.

Restricted Stock Awards

A summary of Restricted Stock Awards (“RSAs”) issuances during the six months ended June 30, 2023 is as follows:

Nonvested RSAs	Number	Weighted Average Price
Nonvested December 31, 2022	1,649,962	$6.27
Granted	—	—
Vested	(1,057,752)	6.48
Forfeited	—
Nonvested June 30, 2023	592,210	$4.63

The Company recognized stock-based compensation expense related to RSAs granted and vesting expense of $5.9 million and $1.4 million during the three months ended June 30, 2023 and 2022, respectively, which is included in general and administrative expenses. The Company recognized stock-based compensation expense related to RSAs granted and vesting expense of $8.6 million and $2.5 million during the six months ended June 30, 2023 and 2022, respectively, which is included in general and administrative expenses.

During the three months ended June 30, 2023 and 2022, the Company granted a total of 0 and 813,223 RSAs, respectively. During the six months ended June 30, 2023 and 2022, the Company granted a total of 0 and 1,119,698 RSAs, respectively.

Restricted Stock Units

A summary of Restricted Stock Units (“RSUs”) issuances during the six months ended June 30, 2023 is as follows:

Nonvested RSUs	Number	Weighted Average Price
Nonvested December 31, 2022	702,417	$2.79
Granted	2,135,984	1.31
Vested	(1,154,748)	1.28
Forfeited	(39,000)	2.27
Nonvested June 30, 2023	1,644,653	$1.36

The Company recognized stock-based compensation expense related to RSUs granted and vesting expense of $0.9 million and $0 during the three months ended June 30, 2023 and 2022, respectively, which is included in general and administrative expenses. The Company recognized stock-based compensation expense related to RSUs granted and vesting expense of $1.2 million and $0 during the six months ended June 30, 2023 and 2022, respectively, which is included in general and administrative expenses.

During the three months ended June 30, 2023 and 2022, the Company granted a total of 2,040,984 and 0 RSUs, respectively. During the six months ended June 30, 2023 and 2022, the Company granted a total of 2,135,984 and 0 RSUs, respectively.

10.    STOCK COMPENSATION EXPENSE

2022 Omnibus Incentive Plan

On October 24, 2021, the stockholders of the Company approved the 2022 Omnibus Incentive Plan (the “OIP”), which became effective as of the Closing Date of the Business Combination. The OIP allows grants of incentive stock options, non-statutory stock options, stock appreciation rights, restricted stocks, restricted stock units, stock bonuses, other stock-based awards, cash awards, and substitute awards (“the “OIP Awards”) to selected officers, employees, partners, non-employee directors, independent contractors, and consultants. The Company has 12,358,689 shares of common stock, $0.0001 par value per share, reserved for issuance pursuant to awards that may be granted under OIP. As of December 31, 2022, 655,000 shares of the Company’s common stock are subject to restricted stock award.

2022 Employee Stock Purchase Plan

On October 24, 2021, the stockholders of the Company approved the 2022 Employee Stock Purchase Plan (the “ESPP”), which became effective as of the Closing Date of the Business Combination. An aggregate of 1,791,416 shares of the Company’s common stock has been reserved for issuance or transfer pursuant to rights granted under the ESPP (“Aggregate Number”). The Aggregate Number represents 2% of the aggregate number of shares of the Company’s fully diluted shares outstanding immediately after the Closing and is subject to increase each year over a ten-year period. The maximum aggregate number of shares of common stock available for issuance under ESPP shall not exceed 75,000,000 shares. The ESPP will be implemented through a series of offerings of purchase rights to eligible employees. Each eligible employee may authorize payroll deductions at a minimum of 1% up to a maximum of 15% on a pro rate basis for each pay period during an offering. Under the ESPP, the Company’s Board may designate the period of each offering but no offering shall exceed 27 months in duration. Unless otherwise determined, the offering shall be for a purchase period of 6 months, beginning on the offering date and ending on the exercise date. The purchase price for each share shall be 85% of the fair market value of the Company’s common stock on the offering date or the exercise date, whichever is less. As of December 31, 2022, no awards have been granted under this plan.

Amended and Restated 2019 Equity Incentive Plan

The Company maintains an equity incentive plan established in October 2019, the 2019 Equity Incentive Plan (the “Legacy FaZe Plan”). The Legacy FaZe Plan allows grants of incentive stock options, non-statutory stock options, stock appreciation rights, restricted stock and restricted stock units, generally to directors, employees, consultants and service providers. In July 2021, the Company’s Board amended the Legacy FaZe Plan and increased the maximum aggregate number of shares authorized to be issued to 10,500,000 shares of Legacy FaZe common stock, which is equivalent to 23,380,173 shares of the Company’s common stock calculated using the Equity Value Exchange Ratio. As of December 31, 2022, 18,863,654 shares of the Company’s common stock are issuable upon the vesting and exercise of stock options originally granted under the Legacy FaZe Plan, and 1,649,962 shares of the Company’s common stock are subject to restricted stock awards originally granted under the Legacy FaZe Plan.

The following table contains information about the plan as of December 31, 2022:

	Awards Reserved for Issuance	Awards Outstanding	Awards Available for Grant
2022 Omnibus Incentive Plan	12,358,689	1,238,667	11,120,022
2022 Employee Stock Purchase Plan	75,000,000	—	75,000,000
Amended 2019 Equity Incentive Plan	23,380,173	19,977,366	3,402,807

Stock Compensation Expense

Stock-based compensation expense for the periods presented was comprised of the following, which were included in general and administrative expenses within the Consolidated Statements of Operations:

	(in thousands)
	For the year ended December 31,
	2022	2021
Stock options	$469	$1,635
Restricted stock awards	9,698	2
Total stock – based compensation expense	$10,167	$1,637

Options

The following is an analysis of the stock option grant activity:

Vested and Nonvested Stock Options	Number	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding December 31, 2021	19,912,281	$0.38	4.86
Granted	—	—	—
Exercised	(1,048,627)	0.38	—
Expired or forfeited	—	—	—
Outstanding December 31, 2022	18,863,654	$0.38	4.13
Nonvested Stock Options	Number	Weighted- Average Exercise Price
Nonvested on December 31, 2021	6,867,852	$0.38
Granted	—	—
Vested	(6,197,824)	0.38
Forfeited	—	—
Nonvested on September 30, 2022	670,008	$0.38

The Company recognized stock-based compensation expense related to options granted and vesting expense of $0.5 million during the year ended December 31, 2022, which is included in general and administrative expenses. The Company recognized stock-based compensation expense related to options issued and vesting of $1.6 million during the year ended December 31, 2021, which is included in general and administrative expenses.

During the years ended December 31, 2022 and 2021, the Company granted a total of 0 and 11,545,084 options, respectively.

Warrants

The following is an analysis of the warrant grant activity:

Vested and Nonvested Stock Warrants	Number	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding December 31, 2021	6,575,284	$10.41	5.79
Granted	—	—	—
Exercised	(651,951)	0.53	—
Expired or forfeited	—	—	—
Outstanding December 31, 2022	5,923,333	$11.50	4.55
Nonvested Stock Warrants	Number	Weighted- Average Exercise Price
Nonvested on December 31, 2021	—	$—
Granted	—	—
Vested	—	—
Forfeited	—	—
Nonvested on December 31, 2022	—	$—

During the years ended December 31, 2022 and 2021, the Company granted a total of 0 and 0 warrants, respectively.

Restricted Stock Awards

A summary of Restricted Stock Awards (“RSAs”) issuances are as follows:

Nonvested RSAs	Number	Weighted Average Price
Nonvested December 31, 2021	167,277	$5.78
Granted	1,774,698	6.30
Vested	(289,013)	5.99
Forfeited	—	—
Nonvested December 31, 2022	1,649,962	$6.27

The Company recognized stock-based compensation expense related to RSAs granted and vesting expense of $9.0 million and $0.1 million during the years ended December 31, 2022 and 2021, respectively, which is included in general and administrative expenses.

During the years ended December 31, 2022 and 2021, the Company granted a total of 2,899,372 and 1,391,930 RSAs, respectively.

Restricted Stock Units

A summary of Restricted Stock Units (“RSUs”) issuances are as follows:

Nonvested RSUs	Number	Weighted Average Price
Nonvested December 31, 2021	—	$—
Granted	1,124,674	2.68
Vested	(422,257)	2.50
Forfeited	—	—
Nonvested December 31, 2022	702,417	$2.79

The Company recognized stock-based compensation expense related to RSUs granted and vesting expense of $1.6 million and $0 during the years ended December 31, 2022 and 2021, respectively, which is included in general and administrative expenses.

During the years ended December 31, 2022 and 2021, the Company granted a total of 1,124,674 and 0 RSUs, respectively.